LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Detail) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Long-term debt and other borrowings arrangements
Long-term Debt, Excluding Current Maturities	$ 250,000,000	$ 250,000,000
Interest paid	12,700,000	12,500,000	12,900,000
4.125% Senior unsecured notes, due April 2021
Long-term debt and other borrowings arrangements
Long-term debt	250,000,000	250,000,000
Interest rate (as a percent)	4.125%	4.125%
Revolving line of credit
Long-term debt and other borrowings arrangements
Maximum borrowing capacity	300,000,000
Variable rate basis	LIBOR
Outstanding draws	$ 0	$ 0